Vessels, net/Assets held for sale	12 Months Ended
Dec. 31, 2024
Vessels [Member]
Vessels, net/Assets held for sale [Abstract]
Vessels, net/Assets held for sale
7.	Vessels, net/Assets held for sale:

(a)  Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$372,382,480	$(28,974,014)	$343,408,466
— Acquisitions, improvements, and other vessel costs	418,520	—	418,520
— Transfer to Assets held for sale (b)	(45,205,666)	7,376,974	(37,828,692)
— Vessel disposals	(65,528,981)	8,970,086	(56,558,895)
— Period depreciation	—	(19,902,403)	(19,902,403)
Balance December 31, 2023	262,066,353	(32,529,357)	229,536,996
— Acquisitions, improvements, and other vessel costs	71,838,073	—	71,838,073
— Transfer to Assets held for sale (b)	(48,027,623)	10,233,199	(37,794,424)
— Vessel disposals	(57,997,284)	8,420,635	(49,576,649)
— Period depreciation	—	(13,560,803)	(13,560,803)
Balance December 31, 2024	$227,879,519	$(27,436,326)	$200,443,193

Vessel Acquisitions and other Capital Expenditures:

On July 16, 2024, the Company entered into an agreement with an unaffiliated third party to acquire a secondhand 2015 Chinese-built Ultramax dry bulk carrier, the M/V Magic Celeste, for a purchase price of $25.5 million. The M/V Magic Celeste was delivered to the Company on August 16, 2024. The acquisition was financed in its entirety with cash on hand.

On September 6, 2024, the Company entered into an agreement with an unaffiliated third party to acquire a secondhand 2008-built 1,850 TEU containership, the M/V Raphaela, for a purchase price of $16.49 million. The vessel was delivered to the Company on October 3, 2024. The acquisition was financed in its entirety with cash on hand.

On September 19, 2024, the Company entered into an agreement with an unaffiliated third party to acquire a secondhand 2020-built Kamsarmax dry bulk carrier, the M/V Magic Ariel, for a purchase price of $29.95 million. The vessel was delivered to the Company on October 9, 2024. The acquisition was financed in its entirety with cash on hand.

During the years ended December 31, 2023 and 2024, the Company incurred aggregate vessel improvement costs of $0.4 million and $0.05 mainly relating to the installation of new equipment pursuant to environmental regulations.

(b)  Disposal of vessels / Assets held for sale
On March 13, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Rainbow for a gross sale price of $12.6 million. The M/V Magic Rainbow was delivered to its new owners on April 18, 2023. In connection with this sale, the Company recognized during the second quarter of 2023 a net gain of $3.2 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.
On June 2, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Twilight for a gross sale price of $17.5 million. The M/V Magic Twilight was delivered to its new owners on July 20, 2023. In connection with this sale, the Company recognized during the third quarter of 2023 a net gain of $3.2 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On September 22, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Argo for a gross sale price of $15.75 million. The M/V Magic Argo was delivered to its new owners on December 14, 2023. In connection with this sale, the Company recognized during the fourth quarter of 2023 a net gain of $2.6 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.
On October 6, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Sun for a gross sale price of $6.55 million. The M/V Magic Sun was delivered to its new owners on November 14, 2023. In connection with this sale, the Company recognized during the fourth quarter of 2023 a net gain of $0.7 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.
On October 16, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Phoenix for a gross sale price of $14 million. The M/V Magic Phoenix was delivered to its new owners on November 27, 2023. In connection with this sale, the Company recognized during the fourth quarter of 2023 a net loss of $3.3 million which is included in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.
On March 23, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Moon for a gross sale price of $13.95 million. On September 26, 2023, the Company announced that the previously announced sale of the M/V Magic Moon was terminated following the buyers’ failure to take delivery of the vessel.
On November 10, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Moon for a gross sale price of $11.8 million. The M/V Magic Moon was delivered to its new owner on January 16, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $2.4 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On December 7, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Orion for a gross sale price of $17.4 million. The M/V Magic Orion was delivered to its new owner on March 22, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $1.4 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On December 21, 2023, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus (Note 4), for a gross sale price of $17.5 million. The M/V Magic Venus was delivered to its new owner on May 10, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $3.2 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The M/V Magic Nova was delivered to its new owner on March 11, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $4.1 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The M/V Magic Horizon was delivered to its new owner on May 28, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $4.3 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On February 15, 2024, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The M/V Magic Nebula was delivered to its new owner on April 18, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $1.9 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On May 1, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Vela for a gross sale price of $16.4 million. The M/V Magic Vela was delivered to its new owner on May 23, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $2.0 million which is separately presented in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

The respective sales of the above vessels took place due to favorable offers in each case. The terms of each of the transactions on December 21, 2023, January 19, 2024 and February 15, 2024 were negotiated and approved by a special committee of the Company’s disinterested and independent directors.

As of December 31, 2023, the Company followed the provisions of ASC360 and, as all criteria required for classification as “Assets held for sale” were met at the date the relevant agreements were entered into (for the vessels M/V Magic Moon, M/V Magic Orion and M/V Magic Venus), it classified the carrying value of the vessels amounting to $38,233,740 and such vessel’s inventory onboard, amounting to $422,308, as “Assets held for sale” measured at the lower of carrying value and fair value (sale price) less costs to sell. No impairment charges have been recorded as of December 31, 2023, in connection with the anticipated sale of the vessels since their carrying amounts as at the balance sheet date were lower than their fair value less cost to sell.

On November 13, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Ariana A for a gross sale price of $16.5 million. In addition, on December 4, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Gabriela A for a gross sale price of $19.3 million.  The Company followed the provisions of ASC360 and, as all criteria required for its classification as such were met at the date the relevant agreements were entered into, as of December 31, 2024, classified the carrying value of the vessels amounting to $34,625,833 and such vessel’s inventory onboard, amounting to $107,570, as “Assets held for sale” measured at the lower of carrying value and fair value (sale price) less costs to sell. As of December 31, 2024 for the M/V Ariana A, the difference between the estimated fair value less cost to sell of the vessel and the vessel’s carrying value, amounting to $3,629,521, was recorded, and is separately reflected as Loss on vessels held for sale in the accompanying consolidated statements of income. The M/V Ariana A was delivered to its new owner on January 22, 2025. No impairment charges have been recorded as of December 31, 2024, in connection with the anticipated sale of the M/V Gabriela A since its carrying amount as at the balance sheet date was lower than its fair value less cost to sell. The vessel was delivered to its new owner on May 7, 2025 and the Company expects to recognize during the first half of 2025 a gain on the sale of the M/V Gabriela A of approximately $0.8 million excluding any transaction related costs. In each case, the respective sales of the above vessels took place due to favorable offers.

Assets held for sale
Balance December 31, 2022	$—
Assets held for sale	38,656,048
Balance December 31, 2023	$38,656,048
Asset’s disposal	(38,656,048)
Assets held for sale	69,430,788
Balance December 31, 2024	$69,430,788

Apart from the above, as of December 31, 2024, the Assets held for sale includes the Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG as follows:

The Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG, which operates a windfarm in Germany, met the held for sale criteria as of December 31, 2024. The Company intends to sell this subsidiary to an investment fund to which the Company will provide investment advisory services, when investors have committed to provide a sufficient amount of equity to the fund. Management expects this to be the case in 2025.  As a result, the disposal group was measured at fair value.

In thousands	December 31, 2024

Goodwill	$3,239
Property and equipment	29,883
Intangible assets	567
Accounts receivable trade, net and other current assets	288
Cash and cash equivalents	720
Assets held for sale	$34,697

Long-term debt, net	$15,685
Deferred tax liabilities	1,228
Accounts payable and other current liabilities	743
Liabilities directly associated with assets held for sale	$17,656

During the reporting period, no gain or loss relating to the disposal group held for sale has been recognized in the consolidated statement of comprehensive income.

As a result, as of December 31, 2023, and December 31, 2024, net amounts of $38,656,048 and $69,430,788, respectively, are presented in ‘Assets held for sale’, in the accompanying consolidated balance sheets.

As of December 31, 2024, 10 of the 13 vessels in the Company’s fleet, having an aggregate carrying value of $194.7 million, were first priority mortgaged as collateral to the Company’s loan facility with Toro (Note 4).

Consistent with prior practices, the Company reviewed all its vessels for impairment, and none were found to be impaired at December 31, 2023 and December 31, 2024.